Financial Information of Parent Company - Condensed Statement of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (112,092,907)	$ (17,228,364)	¥ (667,089,945)	¥ (354,181,969)
Adjustments for:
Employee share-based compensation expense	38,029,713	5,845,060	28,051,735	34,007,629
Fair value change on warrants liability	(12,615,466)	(1,938,962)	(48,057,204)	7,129,161
Amortization of discount and interest on convertible note	76,990,826	11,833,273	50,409,270	2,609,771
Exchange loss (gain)	(19,206,747)	(2,952,023)	13,131,779	7,313,303
Recovery of equity investment in excess of cost	(60,548,651)	(9,306,157)
Consulting fee paid by equity	13,454,692	2,067,948
Change in prepayments and other current assets	3,169,076	487,078	(2,162,566)	11,928,473
Change in accounts payable	2,073,797	318,737	(4,200,259)	565,870
Change in other payables and accruals	(7,943,127)	(1,220,838)	(1,061,524)	(1,465,002)
Net cash used in operating activities	(86,651,662)	(13,318,121)	(180,985,721)	(175,586,790)
Cash flows from investing activity:
Settlement payment from investee	165,812,500	25,484,915
Cash flows from financing activities:
Proceeds from stock option exercises			2,142,549
Proceeds from the issuance of convertible bonds				260,068,680
Payment for the issuance cost related to convertible bonds				(20,779,520)
Net cash provided by financing activities	44,073,433	6,773,963	190,092,342	257,936,935
Net change in cash and cash equivalents	103,745,944	15,945,456	(10,132,465)	(132,471,759)
Cash and cash equivalents, beginning of year	38,878,076	5,975,455	49,010,541	181,482,300
Cash and cash equivalents, end of year	142,624,020	21,920,911	38,878,076	49,010,541
Supplement disclosure of cash flow information:
Interest paid	892,159	137,122	1,077,374	538,344
Income taxes paid	0	0	0	0
Parent Company
Cash flows from operating activities:
Net loss	(118,165,850)	(18,161,758)	(593,781,589)	(304,828,354)
Adjustments for:
Employee share-based compensation expense	37,727,861	5,798,666	27,689,259	33,184,307
Fair value change on warrants liability	(12,615,466)	(1,938,962)	(48,057,204)	7,129,161
Amortization of discount and interest on convertible note	76,990,826	11,833,273	50,409,270	2,609,771
Exchange loss (gain)	(35,473,519)	(5,452,180)	17,116,102
Recovery of equity investment in excess of cost	(60,548,651)	(9,306,157)
Equity in loss of subsidiaries and VIEs	64,909,389	9,976,390	539,087,871	250,905,547
Consulting fee paid by equity	13,454,692	2,067,948
Change in prepayments and other current assets	915,269	140,674	(62,274)	(856,745)
Change in accounts payable			(148,204)	(15,958)
Change in amounts due from intercompany	(130,954,737)	(20,127,375)	3,021,127	(236,543,924)
Change in other payables and accruals	(2,092,500)	(321,610)	2,613,023	6,401,724
Net cash used in operating activities	(165,852,686)	(25,491,093)	(2,112,619)	(242,014,471)
Cash flows from investing activity:
Settlement payment from investee	165,812,500	25,484,915
Cash flows from financing activities:
Proceeds from stock option exercises			2,142,554
Proceeds from the issuance of convertible bonds				260,068,680
Payment for the issuance cost related to convertible bonds				(20,779,520)
Net cash provided by financing activities			2,142,554	239,289,160
Net change in cash and cash equivalents	(40,186)	(6,178)	29,935	(2,725,311)
Cash and cash equivalents, beginning of year	58,919	9,057	28,984	2,754,295
Cash and cash equivalents, end of year	18,733	2,879	58,919	28,984
Supplement disclosure of cash flow information:
Interest paid	0	0	0	0
Income taxes paid	¥ 0	$ 0	¥ 0	¥ 0